Stockholders' Equity - Summary of Warrant Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Shares, Warrants Outstanding Beginning	1,500,000
Number of Shares, Warrants Granted		1,500,000
Number of Shares, Warrants Forfeited
Number of Shares, Warrants Exercised
Number of Shares, Warrants Outstanding Ending	1,500,000	1,500,000
Number of Shares, Warrants Exercisable Ending	1,500,000	1,500,000
Weighted Average Exercise Price, Warrants Outstanding Beginning	$ 4.00
Weighted Average Exercise Price, Warrants Granted		$ 4.00
Weighted Average Exercise Price, Warrants Forfeited
Weighted Average Exercise Price, Warrants Exercised
Weighted Average Exercise Price, Warrants Outstanding Ending	4.00	4.00
Weighted Average Exercise Price, Per Share Exercisable	$ 4.00	$ 4.00
Weighted Average Remaining Contractual Life, Warrants Outstanding Beginning	4 years 5 months 9 days
Weighted Average Remaining Contractual Life, Warrants Outstanding Ending	3 years 11 months 8 days	4 years 5 months 9 days
Weighted Average Remaining Contractual Life, Warrants Exercisable	3 years 11 months 8 days	4 years 5 months 9 days
Aggregate Intrinsic Value, Warrants Outstanding Beginning	$ 6,000,000
Aggregate Intrinsic Value, Warrants Outstanding Ending	6,000,000	$ 6,000,000
Aggregate Intrinsic Value, Exercisable	$ 6,000,000	$ 6,000,000